UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Austria (1.4%)
Commercial Banks
Erste Group Bank AG	48,433	$1,531

Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,333	1,814
		3,345
Brazil (7.9%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	70,200	2,692

Commercial Banks
Banco Bradesco SA (Preference)	193,480	2,652

Food & Staples Retailing
Raia Drogasil SA	93,200	771

Food Products
BRF SA	202,622	4,937

Household Durables
PDG Realty SA Empreendimentos e Participacoes (a)	414,200	460

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	114,738	878
Petroleo Brasileiro SA (Preference)	326,132	2,702
Petroleo Brasileiro SA ADR	55,300	857
Ultrapar Participacoes SA	62,260	1,535
		5,972
Transportation Infrastructure
CCR SA	207,000	1,620
		19,104
Chile (0.9%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	18,898	577

Multi-line Retail
SACI Falabella	181,969	1,745
		2,322
China (12.5%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	202,200	309

Beverages
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	152,000	1,154

Commercial Banks
Bank of China Ltd. H Shares (b)	10,229,000	4,675

China Construction Bank Corp. H Shares (b)	3,285,810	2,534
		7,209
Energy Equipment & Services
China Oilfield Services Ltd. H Shares (b)	620,000	1,553

Food Products
China Mengniu Dairy Co., Ltd. (b)	370,000	1,657
Uni-President China Holdings Ltd. (b)(c)	895,500	892
		2,549
Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (b)	106,500	769

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	629,400	2,254

Internet Software & Services
NetEase, Inc. ADR	4,500	327
Qihoo 360 Technology Co., Ltd. ADR (a)	21,500	1,789
Tencent Holdings Ltd. (b)	86,500	4,543
		6,659
Oil, Gas & Consumable Fuels
China Petroleum & Chemical Corp. H Shares (b)	1,279,200	1,000

Pharmaceuticals
Sihuan Pharmaceutical Holdings Group Ltd. (b)	1,113,000	762
Sino Biopharmaceutical (b)	1,132,000	767
		1,529
Real Estate Management & Development
China Overseas Grand Oceans Group Ltd. (b)(c)	341,000	416
China Overseas Land & Investment Ltd. (b)(c)	396,000	1,165
		1,581
Wireless Telecommunication Services
China Mobile Ltd. (b)	325,000	3,656
		30,222
Colombia (1.3%)
Construction Materials
Cemex Latam Holdings SA (a)	154,928	1,219

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	914
Grupo de Inversiones Suramericana SA (Preference)	48,500	981
		1,895
		3,114
Czech Republic (0.7%)
Commercial Banks
Komercni Banka AS	8,106	1,805

Hong Kong (1.1%)
Textiles, Apparel & Luxury Goods
Samsonite International SA	924,000	2,577

Hungary (0.9%)
Pharmaceuticals
Richter Gedeon Nyrt	126,740	2,206

India (6.7%)
Chemicals
Asian Paints Ltd.	160,370	1,176

Commercial Banks
HDFC Bank Ltd.	196,537	1,860
IndusInd Bank Ltd.	158,060	930
ING Vysya Bank Ltd.	91,239	808
		3,598
Information Technology Services
HCL Technologies Ltd.	78,798	1,364
Tata Consultancy Services Ltd.	74,882	2,306
		3,670
Media
Zee Entertainment Enterprises Ltd.	307,290	1,121

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	175,957	1,491
Sun Pharmaceutical Industries Ltd.	164,706	1,563
		3,054
Tobacco
ITC Ltd.	419,310	2,278

Wireless Telecommunication Services
Idea Cellular Ltd.	537,644	1,444
		16,341
Indonesia (3.0%)
Commercial Banks
Bank Rakyat Indonesia Persero Tbk PT	1,350,000	846
Bank Tabungan Negara Persero Tbk PT	9,703,391	780
		1,626
Construction Materials
Semen Indonesia Persero Tbk PT	652,000	733

Multi-line Retail
Matahari Department Store Tbk PT (a)	1,149,500	1,043

Oil, Gas & Consumable Fuels
Harum Energy Tbk PT	247,500	57

Pharmaceuticals
Kalbe Farma Tbk PT	10,084,500	1,029

Real Estate Management & Development
Lippo Karawaci Tbk PT (a)	8,677,000	817

Tobacco
Gudang Garam Tbk PT	297,500	900

Wireless Telecommunication Services
Indosat Tbk PT	3,161,500	1,134
		7,339
Korea, Republic of (14.9%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	6,609	1,295

Automobiles
Hyundai Motor Co.	20,789	4,858

Chemicals
Cheil Industries, Inc.	5,101	435

Commercial Banks
Shinhan Financial Group Co., Ltd.	46,711	1,892

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	34,365	1,977

Diversified Telecommunication Services
LG Uplus Corp. (a)	89,190	957

Electronic Equipment, Instruments & Components
LG Display Co., Ltd. (a)	42,470	1,026

Food & Staples Retailing
GS Retail Co., Ltd.	21,780	637

Food Products
Orion Corp.	691	613

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	14,739	883
Paradise Co., Ltd.	29,519	673
		1,556
Household Durables
Coway Co., Ltd.	27,177	1,505

Household Products
LG Household & Health Care Ltd.	2,022	1,022

Machinery
Doosan Infracore Co., Ltd. (a)	19,650	287

Media
Cheil Worldwide, Inc. (a)	21,020	486
KT Skylife Co., Ltd.	11,360	308
		794
Personal Products
Cosmax, Inc.	11,085	502

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	8,422	10,663
Samsung Electronics Co., Ltd. (Preference)	1,301	1,055
SK Hynix, Inc. (a)	13,660	384
		12,102

Software
NCSoft Corp.	7,257	1,291
Nexon Co., Ltd.	157,800	1,929
		3,220
Wireless Telecommunication Services
SK Telecom Co., Ltd.	6,838	1,395
		36,073
Malaysia (3.1%)
Commercial Banks
CIMB Group Holdings Bhd	830,900	1,918

Construction & Engineering
Gamuda Bhd	1,066,200	1,505
IJM Corp., Bhd	934,200	1,657
		3,162
Health Care Providers & Services
IHH Healthcare Bhd (a)	917,900	1,169

Media
Astro Malaysia Holdings Bhd	1,368,200	1,224
		7,473
Mexico (6.7%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	23,100	2,243

Chemicals
Mexichem SAB de CV	299,712	1,306

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	344,500	2,147
Grupo Financiero Santander Mexico SAB de CV ADR	154,800	2,139
		4,286
Construction Materials
Cemex SAB de CV ADR (a)	307,087	3,433

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	787,400	2,061

Industrial Conglomerates
Alfa SAB de CV	1,087,935	2,934
		16,263
Panama (0.7%)
Airlines
Copa Holdings SA, Class A	12,100	1,678

Peru (1.1%)
Commercial Banks
Credicorp Ltd.	20,630	2,650

Philippines (3.8%)
Beverages
LT Group, Inc.	1,557,300	644

Commercial Banks
BDO Unibank, Inc.	1,140,470	1,966

Diversified Financial Services
Metro Pacific Investments Corp.	16,238,800	1,680

Hotels, Restaurants & Leisure
Bloomberry Resorts Corp. (a)	2,965,400	678

Industrial Conglomerates
DMCI Holdings, Inc.	1,275,440	1,348
SM Investments Corp.	75,612	1,356
		2,704
Transportation Infrastructure
International Container Terminal Services, Inc.	704,110	1,571
		9,243
Poland (4.6%)
Commercial Banks
Bank Pekao SA	50,072	2,861
Bank Zachodni WBK SA	29,146	3,237
		6,098
Diversified Telecommunication Services
Telekomunikacja Polska SA	414,468	1,103

Food & Staples Retailing
Jeronimo Martins SGPS SA	139,362	2,862

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA	628,159	1,233
		11,296
Qatar (0.4%)
Diversified Telecommunication Services
Ooredoo QSC	24,362	936

Russia (4.5%)
Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	22,961	918

Internet Software & Services
Mail.ru Group Ltd. GDR	50,578	1,932
Yandex N.V., Class A (a)	59,500	2,167
		4,099
Oil, Gas & Consumable Fuels
Lukoil OAO ADR	47,457	3,010
NovaTek OAO (Registerd GDR)	9,100	1,204
		4,214
Wireless Telecommunication Services
MegaFon OAO GDR	44,821	1,581
		10,812

South Africa (4.3%)
Beverages
SABMiller PLC	35,087	1,794

Food & Staples Retailing
Pick n Pay Stores Ltd. (c)	207,688	860

Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	237,700	845

Media
Naspers Ltd., Class N	32,887	3,034

Oil, Gas & Consumable Fuels
Sasol Ltd. (c)	35,900	1,713

Paper & Forest Products
Mondi PLC	126,034	2,134
		10,380
Switzerland (2.0%)
Beverages
Coca-Cola HBC AG (a)	87,017	2,608

Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,419	2,206
		4,814
Taiwan (6.8%)
Commercial Services & Supplies
Cleanaway Co., Ltd.	74,000	430

Computers & Peripherals
Asustek Computer, Inc.	27,960	224

Construction Materials
Taiwan Cement Corp.	518,000	750

Diversified Consumer Services
Lung Yen Life Service Corp.	76,000	231

Diversified Financial Services
Chailease Holding Co., Ltd.	619,850	1,456
Fubon Financial Holding Co., Ltd. (Registered GDR) (a)	91,100	1,261
		2,717
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	180,010	462
TPK Holding Co., Ltd.	91,000	828
		1,290
Food Products
Uni-President Enterprises Corp.	971,483	1,811

Health Care Equipment & Supplies
Ginko International Co., Ltd.	35,000	648

St. Shine Optical Co., Ltd.	16,000	441
		1,089
Insurance
China Life Insurance Co., Ltd.	745,065	671

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	137,000	1,695
Siliconware Precision Industries Co.	646,000	755
Taiwan Semiconductor Manufacturing Co., Ltd.	1,406,455	4,782
		7,232
		16,445
Thailand (4.9%)
Commercial Banks
Bangkok Bank PCL NVDR	395,600	2,485
Bank of Ayudhya PCL (Foreign)	1,322,600	1,599
		4,084
Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,202,900	925

Multi-line Retail
Robinson Department Store PCL (Foreign)	618,700	932

Real Estate Management & Development
Land and Houses PCL NVDR	4,940,600	1,706
Supalai PCL (Foreign)	2,043,400	1,037
		2,743
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	241,100	1,971
Total Access Communication PCL (Foreign)	270,600	919
Total Access Communication PCL NVDR	111,200	378
		3,268
		11,952
Turkey (1.6%)
Airlines
Pegasus Hava Tasimaciligi AS (a)	32,321	533

Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	147,588	1,710

Industrial Conglomerates
Turkiye Sise ve Cam Fabrikalari AS	657,856	906

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafinerileri AS	31,684	670
		3,819
United States (1.4%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. (c)	36,038	2,573

Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	86,620	761

		3,334
Total Common Stocks (Cost $212,670)		235,543

Investment Companies (0.9%)
India (0.4%)
Morgan Stanley Growth Fund (a)(d)	932,436	942

Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e)	3,850,700	1,195
Total Investment Companies (Cost $1,598)		2,137

Short-Term Investments (4.9%)
Securities held as Collateral on Loaned Securities (3.0%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	6,581,125	6,581

	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $541; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $552)	$541	541
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $180; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $184)	180	180
		721
Total Securities held as Collateral on Loaned Securities (Cost $7,302)		7,302

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $4,738)	4,737,910	4,738
Total Short-Term Investments (Cost $12,040)		12,040
Total Investments (103.0%) (Cost $226,308) Including $7,124 of Securities Loaned (g)(h)+		249,720
Liabilities in Excess of Other Assets (-3.0%)		(7,310)
Net Assets (100.0%)		$242,410

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $7,124,000 and $7,541,000, respectively. The Fund received cash collateral of approximately $7,302,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2013, there was uninvested cash of approximately $239,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

For the nine months ended September 30, 2013, the proceeds from sales of Morgan Stanley Growth Fund, Investment Companies, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $373,000 respectively, including net realized gains of approximately $300,000.

(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $184,751,000 and 76.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $226,308,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,412,000 of which approximately $39,310,000 related to appreciated securities and approximately $15,898,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	145,253	$1,477	10/3/13	USD	1,459	$1,459	$(18)
State Street Bank and Trust Co.	USD	1,470	1,470	10/3/13	JPY	145,253	1,478	8
State Street Bank and Trust Co.	JPY	157,322	1,601	10/31/13	USD	1,592	1,592	(9)
			$4,548				$4,529	$(19)

JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,295	$—	$1,295
Airlines	1,678	533	—	2,211
Automobiles	—	5,167	—	5,167
Beverages	4,935	7,910	—	12,845
Chemicals	1,883	1,611	—	3,494
Commercial Banks	9,588	31,727	—	41,315
Commercial Services & Supplies	—	430	—	430
Computers & Peripherals	—	224	—	224
Construction & Engineering	—	5,139	—	5,139
Construction Materials	4,652	1,483	—	6,135
Diversified Consumer Services	—	231	—	231
Diversified Financial Services	1,895	4,397	—	6,292
Diversified Telecommunication Services	—	2,996	—	2,996
Electronic Equipment, Instruments & Components	—	2,316	—	2,316
Energy Equipment & Services	—	2,471	—	2,471
Food & Staples Retailing	2,832	4,359	—	7,191
Food Products	4,937	4,973	—	9,910
Health Care Equipment & Supplies	—	1,089	—	1,089
Health Care Providers & Services	—	2,014	—	2,014
Hotels, Restaurants & Leisure	2,573	3,159	—	5,732
Household Durables	460	1,505	—	1,965
Household Products	—	1,022	—	1,022
Industrial Conglomerates	2,934	4,379	—	7,313
Information Technology Services	—	3,670	—	3,670
Insurance	—	4,739	—	4,739
Internet Software & Services	4,283	6,475	—	10,758
Machinery	—	287	—	287
Media	—	6,173	—	6,173
Multi-line Retail	1,745	1,975	—	3,720
Oil, Gas & Consumable Fuels	5,972	8,887	—	14,859
Paper & Forest Products	—	2,134	—	2,134
Personal Products	—	502	—	502
Pharmaceuticals	—	7,818	—	7,818
Real Estate Management & Development	—	5,141	—	5,141
Semiconductors & Semiconductor Equipment	—	19,334	—	19,334
Software	—	3,220	—	3,220
Textiles, Apparel & Luxury Goods	—	5,544	—	5,544
Tobacco	—	3,178	—	3,178
Transportation Infrastructure	1,620	1,571	—	3,191
Wireless Telecommunication Services	—	12,478	—	12,478
Total Common Stocks	51,987	183,556	—	235,543
Investment Companies	942	1,195	—	2,137
Short-Term Investments
Investment Company	11,319	—	—	11,319
Repurchase Agreements	—	721	—	721
Total Short-Term Investments	11,319	721	—	12,040
Foreign Currency Forward Exchange Contracts	—	8	—	8
Total Assets	64,248	185,480	—	249,728
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(27)	—	(27)
Total	$64,248	$185,453	$—	$249,701

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, securities with a total value of approximately $17,575,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013